ACCOUNTS PAYABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	$ 10,485,324	$ 4,678,341
Accounts payable [Member]
Accounts payable	4,069,697	1,500,661
Notes payable [Member]
Accounts payable	$ 6,415,627	$ 3,177,680